Risk management - Notional amounts of hedging instruments (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
WIBOR | Maturity date beyond January 2025
Disclosure of detailed information about financial instruments [line items]
Percentage of notional amounts of hedging instruments		71.00%
WIBOR | Maturity date beyond December 2024
Disclosure of detailed information about financial instruments [line items]
Percentage of notional amounts of hedging instruments	29.00%
USD LIBOR | Maturity date beyond June 2023
Disclosure of detailed information about financial instruments [line items]
Percentage of notional amounts of hedging instruments		89.00%
US Dollar | USD LIBOR
Disclosure of detailed information about financial instruments [line items]
Nominal value		28,316,000,000
Polish Zloty | WIBOR
Disclosure of detailed information about financial instruments [line items]
Nominal value	89,338,000,000	57,774,000,000